Loans and Related Allowance for Credit Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 377,043	$ 294,901	$ 277,798
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	329,811	249,800
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	32,050	30,170
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,734	11,411
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,448	3,520
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,171	23,738	26,281
Commercial, Financial and Agricultural [Member] | Pass [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	30,814	17,904
Commercial, Financial and Agricultural [Member] | Special Mention [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,853	5,697
Commercial, Financial and Agricultural [Member] | Substandard [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,504	137
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	127,213	90,000	74,471
Commercial Loan [Member] | Pass [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	106,629	70,369
Commercial Loan [Member] | Special Mention [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,067	15,297
Commercial Loan [Member] | Substandard [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,274	3,037
Commercial Loan [Member] | Doubtful [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,243	1,297
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	26,672	20,713	19,681
Construction Loan [Member] | Pass [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,351	12,934
Construction Loan [Member] | Special Mention [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,024	3,486
Construction Loan [Member] | Substandard [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,297	3,957
Construction Loan [Member] | Doubtful [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		336
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	164,617	140,676	140,459
Mortgage Loan [Member] | Pass [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	152,161	128,898
Mortgage Loan [Member] | Special Mention [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,595	5,611
Mortgage Loan [Member] | Substandard [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,656	4,280
Mortgage Loan [Member] | Doubtful [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,205	1,887
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,524	15,730
Obligations of State and Political Subdivisions [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans			12,702
Obligations of State and Political Subdivisions [Member] | Pass [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,069	15,708
Obligations of State and Political Subdivisions [Member] | Special Mention [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	455	22
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,846	4,044	$ 4,204
Personal Loan [Member] | Pass [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,787	3,987
Personal Loan [Member] | Special Mention [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56	$ 57
Personal Loan [Member] | Substandard [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 3